Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected volatility		0.00%
Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term of option in years		6 years 3 months
Expected dividend rate		0.00%
Service Based Options [Member] | Employees and Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term of option in years	6 years 3 months
Expected dividend rate	0.00%
Service Based Options [Member] | Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term of option in years	6 years 3 months
Expected dividend rate	0.00%
Service Based Options [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share		$ 1.08
Grant date fair market value per share		$ 1.08
Expected volatility		85.00%
Risk free interest rate		0.42%
Service Based Options [Member] | Minimum [Member] | Employees and Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share	$ 1.08
Grant date fair market value per share	$ 1.08
Expected volatility	40.30%
Risk free interest rate	0.42%
Service Based Options [Member] | Minimum [Member] | Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share	$ 1.45
Grant date fair market value per share	$ 1.45
Expected volatility	218.10%
Risk free interest rate	0.81%
Service Based Options [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share		$ 1.32
Grant date fair market value per share		$ 1.96
Expected volatility		214.50%
Risk free interest rate		0.84%
Service Based Options [Member] | Maximum [Member] | Employees and Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share	$ 2.75
Grant date fair market value per share	$ 2.75
Expected volatility	219.20%
Risk free interest rate	2.83%
Service Based Options [Member] | Maximum [Member] | Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share	$ 2.75
Grant date fair market value per share	$ 2.75
Expected volatility	219.20%
Risk free interest rate	0.89%
Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option exercise price per share	$ 1.08	$ 1.08
Grant date fair market value per share	$ 1.08	$ 1.08
Expected term of option in years	6 years 3 months	6 years 3 months
Expected volatility	85.00%	85.00%
Expected dividend rate	0.00%	0.00%
Risk free interest rate	54.00%	0.54%